S000012492 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA IMI Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	32.18%	9.03%	8.47%
ACTIVE M INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent	34.88%	10.11%	9.35%
ACTIVE M INTERNATIONAL EQUITY FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	31.77%	8.03%	7.99%
ACTIVE M INTERNATIONAL EQUITY FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	22.75%	7.68%	7.42%